CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Condensed Consolidating Statement of Income [Abstract]
Revenue	$ 346,274	$ 347,996	$ 696,026	$ 683,116
Cost of goods sold, including restructuring charges	120,687	121,940	240,849	240,303
Gross Profit	225,587	226,056	455,177	442,813
Selling, general and administrative expense	157,526	160,685	318,344	308,730
Net restructuring charges	4,075	2,151	5,502	1,908
Net gain on sale of facility	0	0	(110)	0
Operating Income	63,986	63,220	131,441	132,175
Loss on early debt extinguishment	0	0	(6,995)	0
Interest expense	(12,054)	(11,508)	(24,092)	(22,043)
Other (expense) income	(69)	(1,044)	86	(1,400)
Income Before Income Taxes	51,863	50,668	100,440	108,732
Income tax provision	16,390	17,054	32,411	41,334
Income From Continuing Operations	35,473	33,614	68,029	67,398
Net Loss From Discontinued Operations	0	0	0	(399)
Net Income	35,473	33,614	68,029	66,999
Basic Earnings Per Share:
Income from continuing operations (in dollars per share)	$ 0.69	$ 0.65	$ 1.32	$ 1.31
Net loss from discontinued operations (in dollars per share)	$ 0	$ 0	$ 0	$ (0.01)
Basic earnings per share (in dollars per share)	$ 0.69	$ 0.65	$ 1.32	$ 1.30
Diluted Earnings Per Share:
Income from continuing operations (in dollars per share)	$ 0.68	$ 0.65	$ 1.31	$ 1.31
Net loss from discontinued operations (in dollars per share)	$ 0	$ 0	$ 0	$ (0.01)
Diluted earnings per share (in dollars per share)	$ 0.68	$ 0.65	$ 1.31	$ 1.30
Cash Dividends Per Share (in dollars per share)	$ 0.25	$ 0.25	$ 0.50	$ 0.50
Total Comprehensive Income	$ 36,365	$ 32,794	$ 70,480	$ 67,892